INCOME TAXES - Deferred Tax Balances and Movement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred income tax liabilities	$ (3,346)	$ (2,783)
Net Income	(28)	(46)
Other Comprehensive Income	(142)	(97)	$ (200)
Other	32	274
Acquisitions/ Dispositions	(1,024)	(694)
Net deferred income tax liabilities	(4,508)	(3,346)	(2,783)
Deferred income tax assets related to non-capital losses and capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred income tax liabilities	394	361
Net Income	40	(13)
Other Comprehensive Income	0	0
Other	(22)	8
Acquisitions/ Dispositions	(15)	38
Net deferred income tax liabilities	397	394	361
Deferred income tax liabilities related to differences in tax and book basis, net
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred income tax liabilities	(3,740)	(3,144)
Net Income	(68)	(33)
Other Comprehensive Income	(142)	(97)
Other	54	266
Acquisitions/ Dispositions	(1,009)	(732)
Net deferred income tax liabilities	$ (4,905)	$ (3,740)	$ (3,144)